OTHER ASSETS (Details) In Thousands	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)
Other Assets Disclosure Details [Abstract]
Insurance related assets		€ 808,429	€ 820,271
Deferred tax assets		1,066,580	396,029
Prepaid income taxes		191,821	256,542
Assets acquired through foreclosure proceedings		175,541	158,060
Brokerage auxiliary funds		10,378	19,757
Brokerage services settlement receivables		2,997	10,710
Private equity: Investees Assets		87,289	69,387
Prepaid expenses		165,246	99,140
Advances to employees		27,037	61,994
Unlisted equity securities		94,222	74,738
Hellenic Deposit and Investment Guarantee Fund		227,078	110,472
Receivables from Greek State		204,282	140,839
Checks and credit card transactions under settlement		221,922	128,977
Securities transactions under settlement		16,082	362,709
Trade and other receivables		112,164	112,495
Other		360,856	416,706
Total	5,422,547	3,771,924	3,238,826
Other Assets Disclosure Textual Details [Abstract]
The amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF) per client		100	20
Maximum balance of guarantees per client for investing activities (in accordance with article 10 of Law 3746/2009, HDIGF)		€ 30	€ 0